Inventories (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	₨ 1,302,056		₨ 1,715,314
Inventories	₨ 1,302,056	$ 17,272	₨ 1,715,314